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                                              Michelle M. Lombardo
                                              215-988-2603
                                              lombardm@dbr.com

                                  Law Offices
                          Drinker Biddle & Reath LLP
                               One Logan Square
                            18th and Cherry Streets
                          Philadelphia, PA 19103-6996
                           Telephone: (215) 988-2700
                              Fax: (215) 988-2757

                                 April 21, 2000


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Mercantile Mutual Funds, Inc.
          Registration Nos. 2-79285/811-3567

Ladies and Gentlemen:

  On behalf of Mercantile Mutual Funds, Inc (the "Fund") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Fund's two Statements of Additional Information, each dated March 31, 2000, that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Statements of Additional Information contained in the Fund's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #51"), which was filed on March 31, 2000; and the text of PEA #51 has been filed electronically.

  If you have any questions about the enclosed, please feel free to contact me at (215) 988-2603.

                                    Sincerely yours,



                                    /s/ Michelle M. Lombardo
                                    ----------------------------
                                    Michelle M. Lombardo

MML